Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Software [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	3 years
Software [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	10 years
Patents, trademarks and other rights [Member] | Bottom of Range [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	3 years
Patents, trademarks and other rights [Member] | Top of Range [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	5 years
Technologies [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	3 years
Rights to electrical capacity [Member]
Material Accounting Policy Information - Schedule of Estimated Useful Lives (Details) [Line Items]
Estimated useful lives	Lease term of the datacenter or the access rights period